Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Net income	$ 3,546	$ 3,580
Other comprehensive income (loss), net of tax
Unrealized holding gains (losses) on available-for-sale securities during the period, net of taxes (benefits) of $24 and $(159) for each respective period	89	(310)
Change in funded status of defined benefit plan, net of (benefits) $(20) and taxes of $22 for each respective period	(40)	42
Amortization of prior service included in net periodic pension expense, (benefits) of $(30) and $(30) for each respective period	(59)	(59)
Amortization of net loss included in net periodic pension cost, net of tax of $21 and $27 for each respective period	44	54
Comprehensive income	$ 3,580	$ 3,307